Corporate transactions - Losses and gains (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
(Loss) gain on disposal of businesses and corporate transactions
Other transactions	£ (80)	£ 223
(Loss) gain on disposal of business and corporate transactions	(588)	£ 223	£ (227)
UK and Europe insurance operations | Shareholder annuity portfolio being sold to Rothesay Life
(Loss) gain on disposal of businesses and corporate transactions
Loss arising on reinsurance	£ (508)